Debt, Cargill Facility (Details) - USD ($)		12 Months Ended
	Jun. 29, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt [Abstract]
Proceeds from sale of vessel		$ 0	$ 71,714,000	$ 35,886,000
Vessel fair value participation liability		0	3,271,000
Current portion of vessel fair value participation liability		5,000,000	0
Amortization of debt discount		$ 3,537,000	0	$ 0
Cargill Facility [Member]
Debt [Abstract]
Term of time charter		5 years
Bareboat hire rate per day	$ 8,600
Obligation to buy back vessel at end of term of time charter	22,680,000
Percentage of excess fair market value of vessel to be shared		25.00%
Vessel fair value participation liability			$ 3,271,000
Increase in vessel fair value participation liability		$ 1,729,000
Current portion of vessel fair value participation liability		5,000,000
Cargill Facility [Member] | Interest and Finance Costs [Member]
Debt [Abstract]
Amortization of debt discount		$ 3,537,000
Cargill Facility [Member] | M/T Eco Marina Del Rey [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 32,387,000